Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, we are providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and non-PEO Named Executive Officers (“NEOs”) and certain financial performance of the Company for the fiscal years listed below.

Fiscal Year	Summary Compensation Table Total for PEO(1)	CompensationActually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(3)	Net Loss(4)
2025	$936,439	$1,322,390	$651,732	$943,393	$72	$(7,800,555)
2024	$578,376	$578,376	$460,079	$462,745	$37	$(8,241,501)
2023	$839,398	$839,398	$367,075	$367,075	$42	$(14,626,683)

(1)	Amounts reported for our Chief Executive Officer, Brian Carrico.
(2)
Amounts represent (i) the average of our Chief Financial Officer, Tim Henrichs, Chief Regulatory Officer, Dr. Thomas Carrico, and Chief Medical Officer, Dr. Adrian Miranda, for fiscal years 2025 and 2024 and (ii) the average of our Chief Regulatory Officer, Dr. Thomas Carrico and Chief Medical Officer, Dr. Adrian Miranda, for fiscal year 2023. Mr. Henrichs’ employment began on February 5, 2024.

(3)	The amount in fiscal year 2023 represents the total stockholder return from August 9, 2023, our first day of trading as a public company, through the last day of trading in the fiscal year.
(4)	Amount represents our net loss as reported in our Annual Report on Form 10-K.

	2025		2024		2023
	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)
Summary Compensation Table Total	$936,439	$651,732	$578,376	$460,079	$839,398	$367,075
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(388,841)	(222,043)	-—	(75,667)	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	774,792	438,037	—	78,333	—	—
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	75,667	—	—	—	—
Plus: Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—	—
Plus: Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	—	—	—	—	—
Less: Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—	—

	2025		2024		2023
	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—	—
Compensation Actually Paid	$1,322,390	$943,393	$578,376	$462,745	$839,398	$367,075

Named Executive Officers, Footnote
(1)	Amounts reported for our Chief Executive Officer, Brian Carrico.
(2)
Amounts represent (i) the average of our Chief Financial Officer, Tim Henrichs, Chief Regulatory Officer, Dr. Thomas Carrico, and Chief Medical Officer, Dr. Adrian Miranda, for fiscal years 2025 and 2024 and (ii) the average of our Chief Regulatory Officer, Dr. Thomas Carrico and Chief Medical Officer, Dr. Adrian Miranda, for fiscal year 2023. Mr. Henrichs’ employment began on February 5, 2024.

PEO Total Compensation Amount	$ 936,439	$ 578,376	$ 839,398
PEO Actually Paid Compensation Amount	$ 1,322,390	578,376	839,398
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)
Summary Compensation Table Total	$936,439	$651,732	$578,376	$460,079	$839,398	$367,075
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(388,841)	(222,043)	-—	(75,667)	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	774,792	438,037	—	78,333	—	—
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	75,667	—	—	—	—
Plus: Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—	—
Plus: Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	—	—	—	—	—
Less: Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—	—

	2025		2024		2023
	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—	—
Compensation Actually Paid	$1,322,390	$943,393	$578,376	$462,745	$839,398	$367,075

Non-PEO NEO Average Total Compensation Amount	$ 651,732	460,079	367,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 943,393	462,745	367,075
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)
Summary Compensation Table Total	$936,439	$651,732	$578,376	$460,079	$839,398	$367,075
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(388,841)	(222,043)	-—	(75,667)	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	774,792	438,037	—	78,333	—	—
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	—	75,667	—	—	—	—
Plus: Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—	—
Plus: Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	—	—	—	—	—	—
Less: Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	—	—

	2025		2024		2023
	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)	PEO	Other Non-PEO NEOs (Average)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—	—
Compensation Actually Paid	$1,322,390	$943,393	$578,376	$462,745	$839,398	$367,075

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 72	37	42
Net Income (Loss)	$ (7,800,555)	$ (8,241,501)	$ (14,626,683)
PEO Name	Brian Carrico	Brian Carrico	Brian Carrico
Additional 402(v) Disclosure	The illustration below compares our cumulative TSR over the period from our initial public offering date to December 31, 2025.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (388,841)	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	774,792	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(222,043)	(75,667)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	438,037	78,333	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,667	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0